Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Feb. 21, 2014
Document Effective Date	Feb. 28, 2014
Prospectus Date	Feb. 28, 2014
New Path Tactical Allocation Fund | Institutional Class
Risk/Return:
Trading Symbol	GTAIX
New Path Tactical Allocation Fund | Investor Class
Risk/Return:
Trading Symbol	GTAAX